STOCK (Details) - $ / shares		9 Months Ended
	Jan. 13, 2023	Jan. 31, 2023	Jan. 26, 2023	Sep. 15, 2022	Sep. 01, 2022
Stock Price			$ 0.00045	$ 0.0007	$ 0.0007
Exercise price		$ 0.003
Expected Remaining Term		5 years
Annual Rate of Quarterly Dividends		0.00%
Risk Free Interest Rate	22.00%
Assumptions in estimating fair value [Member]
Stock Price		$ 0.0028
Exercise price		$ 0.03
Expected Remaining Term		3 years
Volatility		234.00%
Annual Rate of Quarterly Dividends		0.00%
Risk Free Interest Rate		2.74%